Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Share Option Plan
The following is a summary of the status of the Company’s share option plan as of December 31, 2021, as well as changes during the years:

	December 31, 2021
	Number of Options	Weighted- Average Exercise price
Options outstanding at the beginning of the year	15,955,892	$0.71
Granted during the year	1,662,897	$0.90
Exercised during the year	(1,722,880)	$0.72
Forfeited during the year	(446,396)	$0.84

Outstanding at the end of the year	15,449,513	$0.73

Options exercisable at year-end	11,449,733	$0.68

Summary of Share Options Outstanding
The following table summarizes information about share options outstanding as of December 31, 2021:

Outstanding as of December 31, 2021					Exercisable as of December 31, 2021
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$0.15-$0.86	15,403,350	6.12	$0.72	107,517	11,416,017	5.29	$0.67	80,243
$1.87	5,963	9.03	$1.87	35	—	—	—	—
$2.10	33,126	2.69	$2.10	186	33,126	2.69	$2.10	186
$9.07	7,074	9.95	$9.07	—	590	9.95	$9.07	—

Summary of Options Granted Estimate the Fair Value of Stock-Based Compensation Award
The following assumptions were used for options granted during the year in order to estimate the fair value of stock-based compensation awards:

	2021	2020
Expected term	6-10	6-10
Expected volatility	46.71%-50.7%	48.15%
Expected dividend rate	0%	0%
Risk-free rate	0.61%-1.74%	0.42%-1.69%

Summary of Stock Options Expenses
The following table presents the classification of the stock options expenses for the periods indicated:

	Year Ended December 31
	2021	2020	2019

	U.S. dollars in thousands
Cost of revenue	158	178	180
Research and development	1,684	1,267	1,266
Selling, general and administrative	7,981	3,884	1,418

Total stock-based compensation -Stock Options	9,823	5,329	2,864

Summary of the RSU's
The following is a summary of the status of the Company’s RSU’s as of December 31, 2021, as well as changes during the year:

	December 31, 2021
	Number of RSUs	Weighted- Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	—	—
Granted during the year	133,384	$7.89
Exercised during the year	—	—
Forfeited during the year	—	—

Outstanding at the end of the year	133,384	$7.89

RSUs exercisable at year-end	616	$7.89

Summary of Share-based Payment Arrangement, Restricted Stock Units Exercise Price Range

Outstanding as of December 31, 2021					Exercisable as of December 31, 2021
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$7.89	133,384	9.96	$7.89	$76	616	9.96	$7.89	(	*)
(*)   Less than $1 thousand

Summary of Classification of RSU's Expenses
The following table presents the classification of RSU’s expenses for the periods indicated:

	Year Ended December 31
	2021	2020	2019

	U.S. dollars in thousands
Cost of revenue	6	—	—
Research and development	22	—	—
Selling, general and administrative	18	—	—

Total stock-based compensation-RSUs	46	—	—